Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2018	3,213,497	0.447	5.839	244,579
Granted	847,443	1.295
Forfeited	(368,675)	0.599
Exercised	(136,461)	0.000	2.875
Outstanding as of December 31, 2019	3,555,804	0.652	5.024	109,779
Granted	932,835	1.199
Forfeited	(494,450)	1.042
Exercised	(226,155)	0.132	2.072
Outstanding as of December 31, 2020	3,768,034	0.767	4.626	119,146

Granted	1,966,916	7.250
Forfeited	(117,863)	0.972
Exercised	(155,750)	0.602	2.684
Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Exercisable as of December 31, 2021	2,854,952	0.671	3.329

Options available for future grants	36,981

Schedule of RSUs activity
Number of RSUs
Outstanding as of January 1, 2021	-
Granted	1,968,974
Vested	-
Forfeited	-
Outstanding as of December 31, 2021	1,968,974

Schedule of compensation to employees
	Year ended December 31,
	2021	2020	2019

Expected term, in years	4.61-6.11	4.61	4.61
Expected volatility	42%-46%	42.02%-42.64%	42.81%-50.15%
Risk-free interest rate	0.49%-1.28%	0.24%-1.42%	1.51%-2.20%
Expected dividend yield	0%	0%	0%

Schedule of share based compensation expense
	Year ended December 31,
	2021	2020	2019

Research and development	$1,518	$320	$303
Sales and marketing	217	65	72
General and administrative	419	46	36
Cost of revenues	57	8	-

Total share-based compensation expense	$2,211	$439	$411